Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Equipment purchases		$ 2,726
Equity interest held	$ 2,364	6,791
Balance receivable (payable)	(10,000)	(10,000)
Frontline Real Estate Partners, LLC
Related party transactions
Consulting fees	600	400
Measure 8 Venture Management, LLC
Related party transactions
Consulting fees	700	400
Baldwin Holdings, LLC
Related party transactions
Notes payable	(10,000)
Consulting Fees
Related party transactions
Consulting fees	1,269	733
Travel and reimbursement
Related party transactions
Reimbursements	382	1,279
Rent expense reimbursement
Related party transactions
Reimbursements	(166)	(130)
Senior Secured Notes - 2026
Related party transactions
Notes payable	(879)
Balance receivable (payable)	(10,000)	(10,000)
Senior Secured Notes - 2026 | Baldwin Holdings, LLC
Related party transactions
Principal amount	$ 475,000
Bloom Notes - 2024
Related party transactions
Notes payable		$ (2,183)